Taxation	12 Months Ended
Dec. 31, 2016
Taxation
Taxation

11    Taxation

a     Transition from PRC Business Tax to PRC Value Added Tax

A Pilot Program for transition from Business Tax to value-added tax (‘‘VAT’’) for revenues from certain industries was launched in Shanghai on January 1, 2012. On August 1, 2013, all regions in China have launched the pilot program. On May 1, 2016, the transition from the imposition of Business Tax to the imposition of VAT was expanded to all industries in China.

b     Business Tax and Value-added tax (‘‘VAT’’)

Prior to the pilot program, the Company’s subsidiary and VIE incorporated in China were subject to Business Tax of 5% and related surcharges on revenues from providing online English language education services. Business tax and the related surcharges are recognized when the revenue is earned. After the launch of the pilot program, the Group’s subsidiary and VIE incorporated in China, Dasheng Online and Dasheng Zhixing, were subject to 3% VAT for revenues from providing online English language education services before May 1, 2015 and May 1, 2014, respectively. After then, Dasheng Online and Dasheng Zhixing were subject to 6% VAT for revenues from providing online English language education services. To record VAT payable, the Group adopted the net presentation method, which presents the difference between the output VAT (at a rate of 6%) and the available input VAT amount (at the rate applicable to the supplier).

The Group adopted the net presentation method for its revenues from providing online English language education services.

c     Income taxes

Cayman Islands (‘‘Cayman’’)

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiary is subject to Hong Kong profits tax at the rate of 16.5% on its taxable income generated from the operations in Hong Kong. Payments of dividends by the subsidiary to the Company are not subject to withholding tax in Hong Kong.

Philippines

Entities incorporated in the Philippines are subject to enterprise income tax in the Philippines at a rate of 30%. As of December 31, 2015 and 2016, the Company’s subsidiaries and VIE in the Philippines were in the position of accumulated profit. The deferred tax assets for the Philippine subsidiaries and VIE as at December 31, 2015 and 2016 are mainly from accrued expenses and other current liabilities, for which no valuation allowance has been provided, as management believes it is more likely than not that these assets will be realized in the future. Payments of dividends by Philippines Co I, Philippines Co II and Philippines Co III are subject to withholding tax in the Philippines at the rate of 30%. As of December 31, 2014 2015 and 2016, the Company did not record any withholding tax on the retained earnings of its subsidiaries and consolidated VIE in the Philippines, as the impact was immaterial as of December 31, 2014, 2015 and 2016.

Philippines Co II is registered with the Philippine Economic Zone Authority (‘‘PEZA’’). The registration with PEZA provides Philippines Co II a four-year income tax holiday from year 2015 to 2018. The income tax holiday can be extended at PEZA’s discretion for another three years provided specific criteria are met for each additional year and prior PEZA’s approval is obtained.

PRC

Effective January 1, 2008, the Enterprise Income Tax Law (the ‘‘EIT Law’’) in China unifies the enterprise income tax rate for the entities incorporated in China at 25% if they are not eligible for any preferential tax treatment. Accordingly, the Company’s subsidiary and consolidated VIEs operated in PRC were subject to tax at statutory rate of 25% for the years ended December 31, 2014, 2015 and 2016.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose ‘‘de facto management body’’ is located in the PRC should be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the ‘‘de facto management body’’ as ‘‘the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.’’ Based on a review of surrounding facts and circumstances, the Company does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, should the Company be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC tax on worldwide income at a uniform tax rate of 25% retroactive to January 1, 2008.

PRC Withholding Tax on Dividends

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a foreign-invested entity (‘‘FIE’’) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. Such withholding income tax was exempted under the Previous EIT Law. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The State Administration of Taxation (‘‘SAT’’) further promulgated Circular 601 on October 27, 2009, which provides that tax treaty benefits will be denied to ‘‘conduit’’ or shell companies without business substance and that a beneficial ownership analysis will be used based on a ‘‘substance-over-form’’ principle to determine whether or not to grant the tax treaty benefits.

Dasheng Zhixing and its subsidiary is controlled by the Company through various contractual agreements. To the extent that Dasheng Zhixing and its subsidiary has undistributed earnings, the Company will accrue appropriate expected tax associated with repatriation of such undistributed earnings.

As of December 31, 2014, 2015 and 2016, the Company did not record any withholding tax on the retained earnings of its subsidiary and consolidated VIEs in the PRC as they were still in accumulated deficit position.

	For the year ended December 31,
	2014			2015			2016
	Overseas entities	PRC entities	Total	Overseas entities	PRC entities	Total	Overseas entities	PRC entities	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
(Loss)/income before income tax expenses	(2,792)	(92,028)	(94,820)	3,637	(325,820)	(322,183)	2,606	(515,768)	(513,162)
Current income tax expenses	6,923	—	6,923	5,005	—	5,005	1,926	—	1,926
Deferred income tax benefit	(41)	—	(41)	—	(102)	(102)	(199)	(111)	(310)

Income tax expenses/(benefit)	6,882	—	6,882	5,005	(102)	4,903	1,727	(111)	1,616

The combined effects of the income tax exemption and reduction available to the Group are as follows (in thousands, except per share data):

	Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Tax holiday effect	—	—	1,095
Basic and diluted loss per share effect	—	—	0.01

Reconciliation of the differences between statutory tax rate and the effective tax rate for China operations

Reconciliation of the differences between the PRC statutory tax rate of 25% and the Group’s effective tax rate is as follows:

	As of December 31,
	2014	2015	2016
PRC statutory tax rate	25.00%	25.00%	25.00%
Effect on tax rates in different tax jurisdiction	(8.10)%	(6.80)%	(0.31)%
Effect on tax holiday	0.00%	0.00%	0.21%
Changes in valuation allowance	(15.20)%	(15.00)%	(17.29)%
Permanent book-tax differences—non-deductible expenses	(9.00)%	(4.70)%	(7.92)%

Effective tax rate	(7.30)%	(1.50)%	(0.31)%

d     Deferred Tax Assets and Liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. Significant components of the Group’s deferred tax assets are as follows:

	As of December 31,
	2015	2016
	RMB	RMB
Deferred tax assets, current
Accruals and other liabilities	886	1,553

Total current deferred tax assets	886	1,553
Less: Valuation allowance	(846)	(1,553)

Total current deferred tax assets, net	40	—

Deferred tax assets, non-current
Tax loss carryforwards	26,289	91,866
Advertising expenses carryforwards	35,286	57,701
Defined benefit liabilities	—	161

Total non-current deferred tax assets	61,575	149,728
Less: Valuation allowance	(61,575)	(149,572)

Total non-current deferred tax assets, net	—	156

Significant components of the Group’s deferred tax liabilities are as follows:

	As of December 31,
	2015	2016
	RMB	RMB
Deferred tax liabilities, non-current
Intangible assets from business acquisitions	380	226

Total non-current deferred tax liabilities	380	226

Movement of Valuation Allowance

The following table shows the movement of valuation allowance for the periods presented:

	For the year ended December 31,
	2015	2016
	RMB	RMB
Balance at beginning of the year	(13,892)	(62,421)
Current period addition	(48,529)	(88,704)

Balance at end of the year	(62,421)	(151,125)